Concentrations of Credit and Market Risk (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Percentage of Revenues Earned from Clients

During the years ended December 31, 2016, 2015 and 2014, the percentage of revenues earned from our clients was as follows:

	Years Ended December 31,
	2016	2015	2014
Chevron	77.1%	81.2%	67.4%
Total	22.9%	17.2%	17.3%
Petrobras	—%	1.6%	15.3%